GENERAL AND ADMINISTRATIVE EXPENSE (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure Of General And Administrative Expense [Abstract]
Disclosure of detailed general and administrative expense
The components of general and administrative expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2018	2017	2018	2017
Employee compensation and benefits	$47	$52	$95	$102
Management fees	36	43	74	84
Transaction costs and other	100	61	183	121
Total general and administrative expense	$183	$156	$352	$307